UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Michigan Municipal Income Fund and Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.4	36.1
Health Care	18.3	17.0
Escrowed/Pre-Refunded	12.0	13.8
Education	11.8	7.4
Transportation	7.2	5.7

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	4.0%
AA,A	80.9%
BBB	1.3%
BB and Below	0.4%
Not Rated	5.3%
Short-Term Investments and Net Other Assets	8.1%

As of December 31, 2015
AAA	4.9%
AA,A	85.1%
BBB	1.1%
BB and Below	1.0%
Not Rated	5.5%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.9%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$1,045,000	$1,054,510
Series 2006 A, 5% 10/1/23	1,000,000	1,007,680
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	950,000	958,189
6.25% 10/1/34 (a)	1,000,000	1,234,570
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,412,115

TOTAL GUAM		5,667,064

Michigan - 90.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,575,000	1,706,119
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,053,000	1,168,030
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,707,488
5% 5/1/36	1,500,000	1,807,275
5% 5/1/37	1,175,000	1,412,315
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,229,950
5% 11/1/26	1,000,000	1,218,560
5% 11/1/27	700,000	848,470
5% 11/1/28	250,000	302,825
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	3,131,401
5% 5/1/29	1,250,000	1,548,363
5% 5/1/30	1,250,000	1,537,025
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	1,072,578
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,805,918
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,216,860
5% 5/1/33	1,000,000	1,213,140
5% 5/1/34	1,075,000	1,309,135
5% 5/1/35	775,000	938,742
Series 2016:
5% 5/1/25 (b)	1,420,000	1,788,604
5% 5/1/26 (b)	1,415,000	1,801,946
5% 5/1/27 (b)	555,000	701,698
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,847,145
5% 5/1/28	1,735,000	2,149,127
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	6,563,850
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,865,050
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,175,416
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,527,834
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,812,012
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,000
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,005,500
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,158,865
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,016,300
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,149,480
5% 10/1/22 (FSA Insured)	1,000,000	1,166,740
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,604,219
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,570
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,690,130
5% 5/1/26 (FSA Insured)	1,385,000	1,723,175
5% 5/1/27 (FSA Insured)	1,425,000	1,749,644
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,779,905
5% 5/1/19	1,375,000	1,529,550
5% 5/1/20	1,575,000	1,806,021
5% 5/1/21	1,575,000	1,851,995
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,778,621
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,375,000
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,526,190
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,515,212
Grand Rapids Cmnty. College Series 2008, 5% 5/1/19 (FSA Insured)	1,315,000	1,415,045
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,475,388
Series 2014:
5% 1/1/27	1,300,000	1,600,365
5% 1/1/29	800,000	978,544
5% 1/1/30	2,000,000	2,436,960
Series 2016, 5% 1/1/37	1,250,000	1,545,775
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,290,180
Series 2014 A, 5% 7/1/47	1,400,000	1,594,334
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	528,000
Series 2008, 5% 12/1/33 (Pre-Refunded to 6/1/18 @ 100)	5,000,000	5,410,600
Series 2014 B:
5% 12/1/25	500,000	618,530
5% 12/1/26	1,900,000	2,355,411
5% 12/1/28	1,800,000	2,214,162
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	531,560
5.25% 5/1/21 (FSA Insured)	2,000,000	2,153,600
5.25% 5/1/24 (FSA Insured)	2,100,000	2,260,881
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,398,242
4% 5/1/25	500,000	572,705
5% 5/1/20	1,000,000	1,143,040
5% 5/1/22	600,000	717,336
5.25% 5/1/41	1,750,000	1,995,333
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,075,792
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,479,005
Kalamazoo Pub. Schools 5% 5/1/17 (FSA Insured)	1,595,000	1,603,565
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,893,556
5% 1/1/29	4,390,000	5,542,199
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	6,083,450
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,123,730
4% 5/1/22	1,000,000	1,140,000
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,750,020
5% 5/1/23	1,500,000	1,746,975
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,334,021
5% 5/1/25	3,275,000	4,135,179
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,878,450
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,364,679
5% 5/1/25	1,540,000	1,833,586
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,456,286
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,537,190
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,504,828
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,725,930
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,481,111
5% 5/1/29	1,430,000	1,743,699
5% 5/1/31	500,000	605,800
5% 5/1/32	1,000,000	1,206,770
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	986,833
5% 7/1/30	900,000	1,134,018
5% 7/1/31	780,000	979,618
5% 7/1/32	1,000,000	1,250,820
5% 7/1/33	705,000	878,247
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,761,915
Series 2015 I, 5% 4/15/29	7,000,000	8,769,530
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,246,960
Series IA:
5.375% 10/15/41	3,000,000	3,476,700
5.5% 10/15/45	10,000,000	11,640,100
5% 4/15/33	5,000,000	6,168,650
5% 4/15/38	3,000,000	3,650,610
6% 10/15/38	1,970,000	2,173,560
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,390,328
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,440,888
5% 1/1/40	3,000,000	3,408,030
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,175,220
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,507,900
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	152,388
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	12,790,000	15,592,289
Series 2012 B, 5% 7/1/22	2,600,000	2,610,738
Series 2012:
5% 11/15/24	660,000	800,917
5% 11/15/25	1,000,000	1,208,110
5% 11/1/26	6,425,000	7,677,425
5% 11/15/26	800,000	961,120
5% 11/15/36	6,200,000	7,244,700
5% 11/1/42	2,000,000	2,300,620
5% 11/15/42	4,500,000	5,226,300
Series 2013:
5% 10/1/25	1,255,000	1,521,361
5% 8/15/30	4,105,000	4,896,157
5% 8/15/31	2,310,000	2,746,798
Series 2014 H1:
5% 10/1/22	1,000,000	1,177,800
5% 10/1/25	2,250,000	2,781,315
5% 10/1/39	8,600,000	10,170,016
Series 2014:
5% 6/1/25	1,000,000	1,239,710
5% 6/1/26	700,000	861,987
5% 6/1/27	700,000	855,652
Series 2015 C:
5% 7/1/26	570,000	695,850
5% 7/1/27	1,215,000	1,470,077
5% 7/1/28	1,500,000	1,806,825
5% 7/1/35	1,000,000	1,172,850
Series 2015 D1:
5% 7/1/34	1,250,000	1,485,713
5% 7/1/35	500,000	592,530
Series 2015:
5% 11/15/26	2,250,000	2,803,680
5% 11/15/27	3,500,000	4,322,815
5% 11/15/28	1,835,000	2,258,059
Series 2016 A, 5% 11/1/44	6,000,000	7,162,860
Series 2016, 5.25% 12/1/41	4,000,000	5,003,400
Series MI, 5.5% 12/1/28	5,000,000	6,486,800
5% 12/1/27	1,090,000	1,259,495
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,771
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,244,300
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	1,000,000	1,015,900
Series 2009, 5.25% 11/15/24	3,000,000	3,418,950
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,525,809
Series 2012 A, 5% 6/1/24	2,765,000	3,318,332
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,305,600
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,041,320
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	565,891
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (c)	6,200,000	6,266,836
Series 2010 F4, 1.95%, tender 4/1/20 (c)	5,500,000	5,680,840
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,503,804
5% 11/15/18	500,000	528,660
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,296,246
5% 11/15/19	290,000	307,029
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	751,294
5% 11/15/20	575,000	609,494
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,507,878
5% 11/15/31	1,450,000	1,533,723
5% 11/15/31 (Pre-Refunded to 11/15/17 @ 100)	3,550,000	3,756,468
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	988,224
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	187,379
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23	385,000	435,362
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,369,204
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,260,271
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	1,982,681
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,281,540
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Pre-Refunded to 11/1/16 @ 100)	420,000	426,077
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	490,000	497,090
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,147,361
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,389,726
5% 3/1/25	1,225,000	1,454,320
5% 3/1/26	1,290,000	1,530,727
5% 3/1/37	4,000,000	4,654,560
Series 2013 A:
5% 3/1/25	995,000	1,209,074
5% 3/1/26	1,620,000	1,965,125
5% 3/1/27	815,000	988,057
5% 3/1/38	2,900,000	3,431,425
Series 2014:
5% 3/1/28	335,000	404,131
5% 3/1/29	525,000	630,457
5% 3/1/39	3,000,000	3,544,560
Series 2016:
5% 3/1/41	3,000,000	3,625,290
5% 3/1/47	5,000,000	6,013,700
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,091,396
5.25% 5/1/27 (FSA Insured)	1,135,000	1,218,105
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,021,286
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,067,800
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,357,750
Portage Pub. Schools:
Series 2008, 5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	4,300,000	4,638,539
Series 2016:
5% 11/1/32	2,500,000	3,090,200
5% 11/1/34	1,250,000	1,537,688
5% 11/1/35	1,300,000	1,594,086
5% 11/1/39	755,000	918,420
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,210,915
5% 5/1/38 (FSA Insured)	1,000,000	1,057,370
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,490,583
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,611,143
5% 5/1/29	1,625,000	2,037,864
5% 5/1/30	1,700,000	2,121,668
5% 5/1/31	1,500,000	1,866,045
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (Pre-Refunded to 5/1/18 @ 100)	3,975,000	4,287,952
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	966,412
5% 5/1/25	1,000,000	1,257,070
5% 5/1/26	1,385,000	1,723,175
5% 5/1/24	570,000	706,224
5% 5/1/25	1,640,000	2,061,595
5% 5/1/26	1,715,000	2,133,752
5% 5/1/27	1,795,000	2,212,050
5% 5/1/28	1,885,000	2,326,373
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,249,179
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,978,925
Series 2014 D:
5% 9/1/26	1,000,000	1,225,390
5% 9/1/27	1,175,000	1,430,469
5% 9/1/28	1,870,000	2,264,720
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,641,550
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,754,577
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,060,424
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,132,620
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,924,178
5% 5/1/24	3,200,000	3,978,016
5% 5/1/25	2,355,000	2,971,351
Univ. of Michigan Rev. Series 2015, 5% 4/1/46	5,000,000	6,250,600
Warren Consolidated School District Series 2016:
5% 5/1/23	810,000	968,728
5% 5/1/33	5,410,000	6,507,851
5% 5/1/34	5,630,000	6,750,933
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,444,365
5% 12/1/25	5,120,000	6,120,243
Series 2011 A, 5% 12/1/21 (a)	5,000,000	5,775,550
Series 2012 A:
5% 12/1/22	2,220,000	2,670,083
5% 12/1/23	2,300,000	2,767,866
Series 2014 C:
5% 12/1/29 (a)	720,000	859,255
5% 12/1/31 (a)	860,000	1,013,450
5% 12/1/34 (a)	1,655,000	1,923,209
Series 2015 F, 5% 12/1/27 (a)	4,810,000	5,852,471
Series 2015 G:
5% 12/1/35	5,435,000	6,607,819
5% 12/1/36	5,760,000	6,981,350
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,993,523
5% 5/1/26	2,000,000	2,312,140
Series 2014 1:
5% 5/1/30	725,000	870,080
5% 5/1/32	500,000	593,735
5% 5/1/34	900,000	1,068,723
5% 5/1/35	250,000	296,083
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (Pre-Refunded to 5/15/18 @ 100)	5,280,000	5,699,443
Series 2014:
5% 11/15/17	45,000	47,598
5% 11/15/25	320,000	396,883
5% 11/15/26	400,000	494,360
5% 11/15/28	650,000	792,682
5% 11/15/29	750,000	910,793
5% 11/15/30	855,000	1,034,670
5% 11/15/31	700,000	843,542
Series 2015 A:
5% 11/15/26	1,000,000	1,248,850
5% 11/15/28	2,505,000	3,098,485
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,462,442
5% 5/1/38	5,670,000	6,913,828
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,220,630
5% 5/1/28 (FSA Insured)	500,000	607,635
5% 5/1/29 (FSA Insured)	1,000,000	1,209,060
5% 5/1/30 (FSA Insured)	1,000,000	1,204,640

TOTAL MICHIGAN		648,592,033

Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,672,815
Series 2009 B, 5% 10/1/25	1,200,000	1,308,876

TOTAL VIRGIN ISLANDS		2,981,691

TOTAL MUNICIPAL BONDS
(Cost $608,740,464)		657,240,788

Municipal Notes - 5.8%
Michigan - 5.8%
Michigan Fin. Auth. Rev. Series 2016 E3, 0.45% 7/7/16, VRDN (c)	10,000,000	$10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.4% 7/1/16, VRDN (c)	1,000,000	1,000,000
Univ. of Michigan Rev. Series 2012 D2, 0.41% 7/7/16, VRDN (c)	30,915,000	30,914,987

TOTAL MICHIGAN		41,914,987

TOTAL MUNICIPAL NOTES
(Cost $41,915,007)		41,914,987
TOTAL INVESTMENT PORTFOLIO - 97.7%
(Cost $650,655,471)		699,155,775
NET OTHER ASSETS (LIABILITIES) - 2.3%		16,287,678
NET ASSETS - 100%		$715,443,453

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.4%
Health Care	18.3%
Escrowed/Pre-Refunded	12.0%
Education	11.8%
Transportation	7.2%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	10.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $650,655,471)		$699,155,775
Cash		3,922,076
Receivable for investments sold		10,714,411
Receivable for fund shares sold		1,166,419
Interest receivable		6,136,497
Other receivables		1,233
Total assets		721,096,411
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,050,579
Payable for fund shares redeemed	751,554
Distributions payable	549,186
Accrued management fee	211,835
Other affiliated payables	63,873
Other payables and accrued expenses	25,931
Total liabilities		5,652,958
Net Assets		$715,443,453
Net Assets consist of:
Paid in capital		$663,728,078
Undistributed net investment income		185,868
Accumulated undistributed net realized gain (loss) on investments		3,029,203
Net unrealized appreciation (depreciation) on investments		48,500,304
Net Assets, for 56,297,771 shares outstanding		$715,443,453
Net Asset Value, offering price and redemption price per share ($715,443,453 ÷ 56,297,771 shares)		$12.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$11,529,314
Expenses
Management fee	$1,219,585
Transfer agent fees	292,358
Accounting fees and expenses	78,476
Custodian fees and expenses	2,661
Independent trustees' fees and expenses	1,528
Registration fees	21,398
Audit	26,855
Legal	430
Miscellaneous	635
Total expenses before reductions	1,643,926
Expense reductions	(3,923)	1,640,003
Net investment income (loss)		9,889,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,637,299
Total net realized gain (loss)		3,637,299
Change in net unrealized appreciation (depreciation) on investment securities		13,973,556
Net gain (loss)		17,610,855
Net increase (decrease) in net assets resulting from operations		$27,500,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,889,311	$18,652,068
Net realized gain (loss)	3,637,299	196,475
Change in net unrealized appreciation (depreciation)	13,973,556	2,430,258
Net increase (decrease) in net assets resulting from operations	27,500,166	21,278,801
Distributions to shareholders from net investment income	(9,873,620)	(18,621,343)
Share transactions
Proceeds from sales of shares	94,793,134	107,376,253
Reinvestment of distributions	6,476,274	12,034,426
Cost of shares redeemed	(37,660,929)	(57,660,123)
Net increase (decrease) in net assets resulting from share transactions	63,608,479	61,750,556
Redemption fees	2,808	1,745
Total increase (decrease) in net assets	81,237,833	64,409,759
Net Assets
Beginning of period	634,205,620	569,795,861
End of period	$715,443,453	$634,205,620
Other Information
Undistributed net investment income end of period	$185,868	$170,177
Shares
Sold	7,573,632	8,719,799
Issued in reinvestment of distributions	516,739	977,711
Redeemed	(3,010,446)	(4,695,016)
Net increase (decrease)	5,079,925	5,002,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$12.33	$11.70	$12.54	$12.24	$11.66
Income from Investment Operations
Net investment income (loss)A	.183	.387	.422	.437	.445	.463
Net realized and unrealized gain (loss)	.330	.050	.642	(.777)	.303	.586
Total from investment operations	.513	.437	1.064	(.340)	.748	1.049
Distributions from net investment income	(.183)	(.387)	(.421)	(.436)	(.444)	(.462)
Distributions from net realized gain	–	–	(.013)	(.064)	(.004)	(.007)
Total distributions	(.183)	(.387)	(.434)	(.500)	(.448)	(.469)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.71	$12.38	$12.33	$11.70	$12.54	$12.24
Total ReturnC,D	4.17%	3.61%	9.23%	(2.75)%	6.19%	9.20%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.49%F	.49%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.94%F	3.15%	3.49%	3.59%	3.57%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$715,443	$634,206	$569,796	$528,289	$693,682	$621,994
Portfolio turnover rate	25%F	11%	12%	8%	10%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/16	% of fund's investments 12/31/15	% of fund's investments 6/30/15
1 - 7	78.5	76.0	62.5
8 - 30	1.6	5.6	7.1
31 - 60	1.0	4.4	11.2
61 - 90	4.1	1.9	4.4
91 - 180	4.0	1.5	4.9
> 180	10.8	10.6	9.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Variable Rate Demand Notes (VRDNs)	61.8%
Tender Option Bond	7.5%
Other Municipal Security	24.3%
Investment Companies	6.6%
Net Other Assets (Liabilities)*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
Variable Rate Demand Notes (VRDNs)	49.0%
Tender Option Bond	1.7%
Other Municipal Security	33.2%
Investment Companies	10.9%
Net Other Assets (Liabilities)	5.2%

Current And Historical 7-Day Yields

	6/30/16	3/31/16	12/31/15	9/30/15	6/30/15
Fidelity® Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2016, the most recent period shown in the table, would have been -0.05%.

Fidelity® Michigan Municipal Money Market Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 7/7/16, VRDN (a)(b)	$600,000	$600,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.56% 7/7/16, VRDN (b)	1,900,000	1,900,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.7% 7/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,600,000	2,600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.63% 7/1/16, VRDN (a)(b)	100,000	100,000
Series 1999 A, 0.5% 7/7/16, VRDN (b)	200,000	200,000
		300,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 7/7/16, VRDN (b)	4,500,000	4,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.46% 7/1/16, VRDN (b)	400,000	400,000
		4,900,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 7/7/16, VRDN (a)(b)	100,000	100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.65% 7/7/16, VRDN (b)	300,000	300,000
Michigan - 58.4%
Central Michigan Univ. Rev. Series 2008 A, 0.46% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	13,400,000	13,400,000
Grand Traverse County Hosp. Series 2011 B, 0.44% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B:
0.4% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,955,000	1,955,000
0.4% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.41% 7/7/16, LOC Bank of New York, New York, VRDN (b)	3,965,000	3,965,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.43% 7/7/16, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	21,665,000	21,665,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.44% 7/7/16, LOC Citibank NA, VRDN (b)	27,070,000	27,070,000
Series 2011 B, 0.44% 7/7/16, LOC Citibank NA, VRDN (b)	24,895,000	24,895,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 0.5% 7/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
Series 22 A, 0.46% 7/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	52,582,000	52,581,999
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2005 E, 0.41% 7/7/16, VRDN (b)	14,000,000	14,000,000
Series 2005 F, 0.4% 7/7/16, VRDN (b)	1,720,000	1,720,000
Series B, 0.46% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	18,025,000	18,025,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.44% 7/7/16, LOC Citibank NA, VRDN (a)(b)	3,595,000	3,595,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.44% 7/7/16, LOC Citibank NA, VRDN (a)(b)	5,345,000	5,345,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.44% 7/7/16, LOC Citibank NA, VRDN (a)(b)	6,180,000	6,180,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.47% 7/7/16, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Hunt Club Apts. Proj.) 0.45% 7/7/16, LOC Fannie Mae, VRDN (a)(b)	5,865,000	5,865,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.46% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	10,200,000	10,200,000
Michigan State Univ. Revs. Series 2000 A, 0.45% 7/7/16 (Liquidity Facility Northern Trust Co.), VRDN (b)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.58% 7/7/16, LOC Bank of America NA, VRDN (a)(b)	695,000	695,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.4% 7/1/16, VRDN (b)	36,630,000	36,630,000
(Consumers Energy Co. Proj.):
0.41% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	30,500,000	30,500,000
0.43% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.38% 7/1/16, LOC Comerica Bank, VRDN (b)	29,300,000	29,300,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.44% 7/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.47% 7/7/16, LOC Comerica Bank, VRDN (b)	9,310,000	9,310,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.53% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Univ. of Michigan Rev. Series 2012 D2, 0.41% 7/7/16, VRDN (b)	29,110,000	29,110,000
		453,006,999
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 7/7/16, VRDN (a)(b)	600,000	600,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.63% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 D, 0.64% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 E, 0.65% 7/7/16, VRDN (a)(b)	200,000	200,000
		600,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.55% 7/7/16, VRDN (b)	1,400,000	1,400,000
Series 2012 A, 0.7% 7/7/16, VRDN (a)(b)	500,000	500,000
		1,900,000
New York - 0.3%
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.49% 7/7/16, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
Texas - 0.9%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.54% 7/1/16, VRDN (b)	900,000	900,000
Series 2004, 0.71% 7/7/16, VRDN (a)(b)	400,000	400,000
Series 2009 C, 0.54% 7/1/16, VRDN (b)	900,000	900,000
Series 2010 B, 0.54% 7/1/16, VRDN (b)	1,085,000	1,085,000
Series 2010 C, 0.54% 7/1/16, VRDN (b)	300,000	300,000
Series 2010 D, 0.54% 7/1/16, VRDN (b)	3,625,000	3,625,000
		7,210,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.5% 7/7/16, LOC Bank of America NA, VRDN (b)	1,585,000	1,585,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.72% 7/7/16, VRDN (a)(b)	600,000	600,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.51% 7/7/16, VRDN (a)(b)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $478,801,999)		478,801,999

Tender Option Bond - 7.5%
California - 0.1%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.56% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	1,100,000	1,100,000
Michigan - 7.4%
JPMorgan Chase Participating VRDN Series Putters 5009, 0.39% 7/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	8,200,000	8,200,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	10,000,000	10,000,000
Series 16 XM0223, 0.42% 7/7/16 (Liquidity Facility Citibank NA) (b)(c)	6,210,000	6,210,000
Series 16 ZM0166, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	8,500,000	8,500,000
Series RBC 2016 XM0132, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	3,335,000	3,335,000
Series RBC 2016 ZM0131, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	1,665,000	1,665,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.61%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	7,610,000	7,610,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	6,190,000	6,190,000
Series 15 XF2205, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (b)(c)	5,300,000	5,300,000
		57,010,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.59% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
TOTAL TENDER OPTION BOND
(Cost $58,410,000)		58,410,000

Other Municipal Security - 24.3%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.52%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	2,100,000	2,100,000
Series 2010 A2, 0.49%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	3,585,000	3,585,000
		5,685,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 7/25/16, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 0.86% tender 7/8/16, CP mode	300,000	300,000
Series 1993 A, 0.86% tender 7/7/16, CP mode	900,000	900,000
Series 93B, 0.9% tender 7/26/16, CP mode	500,000	500,000
		1,700,000
Michigan - 22.8%
Grand Valley Michigan State Univ. Rev. Bonds Series 2009, 5.625% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	1,180,000	1,204,861
Ingham, Eaton and Clinton Counties Lansing School District Bonds Series 2016 I, 3% 5/1/17	3,000,000	3,055,674
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.66%, tender 1/26/17 (b)	27,915,000	27,915,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2009 I, 5% 10/15/16	1,270,000	1,286,246
Series 2013 1A, 5% 10/15/16	8,880,000	8,996,474
Series 7, 0.47% 7/7/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	8,300,000	8,300,000
Michigan Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 12/1/16	1,595,000	1,623,956
Series 2012 A, 5% 7/1/16	4,725,000	4,725,000
Series 2013 M1, 0.6%, tender 9/1/16 (b)	8,300,000	8,300,000
Series 2015 MI, 5% 12/1/16	3,465,000	3,531,143
5% 1/1/17	8,275,000	8,459,444
Michigan Gen. Oblig. Bonds Series 2002, 5.5% 12/1/16	2,390,000	2,439,321
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.68%, tender 1/26/17 (b)	12,910,000	12,910,000
0.68%, tender 1/26/17 (b)	8,635,000	8,635,000
0.68%, tender 1/26/17 (b)	10,380,000	10,380,000
(Trinity Health Sys. Proj.) 5% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	1,970,000	2,008,189
6% 12/1/16	5,380,000	5,500,759
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.5% 11/1/16	3,590,000	3,649,765
Series 2006, 5% 11/1/16	1,070,000	1,085,601
Rochester Cmnty. School District Bonds 4% 5/1/17 (Michigan Gen. Oblig. Guaranteed)	4,560,000	4,685,621
Univ. of Michigan Rev.:
Bonds:
Series 2009 B, 0.43% tender 7/1/16, CP mode	8,300,000	8,300,000
0.44% tender 7/18/16, CP mode	8,000,000	8,000,000
Series K1:
0.45% 8/4/16, CP	7,900,000	7,900,000
0.48% 9/1/16, CP	8,000,000	8,000,000
0.49% 9/1/16, CP	7,900,000	7,900,000
Series K2, 0.47% 3/21/17, CP	7,900,000	7,900,000
		176,692,054
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	200,000	200,000
Series 1990 B, 0.85% tender 7/15/16, CP mode	600,000	600,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	1,100,000	1,100,000
Series A1, 0.95% tender 7/26/16, CP mode (a)	900,000	900,000
		2,800,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9% tender 7/26/16, CP mode (a)	700,000	700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. Pwr. Co. Proj.) 0.85% tender 7/26/16, CP mode	200,000	200,000
		900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	400,000	400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $188,477,054)		188,477,054
	Shares	Value

Investment Company - 6.6%
Fidelity Municipal Cash Central Fund, 0.44% (e)(f)
(Cost $51,267,000)	51,267,000	51,267,000
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $776,956,053)		776,956,053
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,508,891)
NET ASSETS - 100%		$775,447,162

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 1.0% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.61%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$7,610,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$109,441
Total	$109,441

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $725,689,053)	$725,689,053
Fidelity Central Funds (cost $51,267,000)	51,267,000
Total Investments (cost $776,956,053)		$776,956,053
Cash		122,635
Receivable for investments sold		1,000,000
Receivable for fund shares sold		2,765,273
Interest receivable		881,217
Distributions receivable from Fidelity Central Funds		28,011
Other receivables		1,482
Total assets		781,754,671
Liabilities
Payable for investments purchased	$100,049
Payable for fund shares redeemed	5,898,886
Distributions payable	233
Accrued management fee	242,535
Other affiliated payables	45,813
Other payables and accrued expenses	19,993
Total liabilities		6,307,509
Net Assets		$775,447,162
Net Assets consist of:
Paid in capital		$775,426,635
Distributions in excess of net investment income		(1,839)
Accumulated undistributed net realized gain (loss) on investments		22,366
Net Assets, for 774,286,916 shares outstanding		$775,447,162
Net Asset Value, offering price and redemption price per share ($775,447,162 ÷ 774,286,916 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$998,781
Income from Fidelity Central Funds		109,441
Total income		1,108,222
Expenses
Management fee	$1,585,050
Transfer agent fees	606,240
Accounting fees and expenses	53,759
Custodian fees and expenses	2,985
Independent trustees' fees and expenses	2,073
Registration fees	22,720
Audit	19,636
Legal	904
Miscellaneous	19,613
Total expenses before reductions	2,312,980
Expense reductions	(1,248,511)	1,064,469
Net investment income (loss)		43,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,315
Total net realized gain (loss)		19,315
Net increase in net assets resulting from operations		$63,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,753	$100,228
Net realized gain (loss)	19,315	3,904
Net increase in net assets resulting from operations	63,068	104,132
Distributions to shareholders from net investment income	(43,731)	(100,222)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	563,833,319	2,126,419,383
Reinvestment of distributions	41,909	95,842
Cost of shares redeemed	(782,184,345)	(2,177,007,905)
Net increase (decrease) in net assets and shares resulting from share transactions	(218,309,117)	(50,492,680)
Total increase (decrease) in net assets	(218,289,780)	(50,488,770)
Net Assets
Beginning of period	993,736,942	1,044,225,712
End of period	$775,447,162	$993,736,942
Other Information
Distributions in excess of net investment income end of period	$(1,839)	$(1,861)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–A	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	- %	.01%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.53%	.53%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.24%F	.06%	.07%	.11%	.19%	.22%
Expenses net of all reductions	.24%F	.06%	.07%	.11%	.19%	.22%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$775,447	$993,737	$1,044,226	$1,077,691	$985,600	$875,636

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Michigan Municipal Income Fund	$650,481,018	$48,674,757	$–	$48,674,757
Fidelity Michigan Municipal Money Market Fund	776,956,053	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryforward
Fidelity Michigan Municipal Income Fund	$(608,096)	$(608,096)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $105,425,191 and $82,251,026, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$574

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,243,514.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$2,661
Fidelity Michigan Municipal Money Market Fund	2,985

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$1,262
Fidelity Michigan Municipal Money Market Fund	$2,012

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,041.70	$2.49
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Michigan Municipal Money Market Fund	.24%
Actual		$1,000.00	$1,000.05	$1.19
Hypothetical-C		$1,000.00	$1,023.67	$1.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® Michigan Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	990,112,248.51	94.973
Withheld	52,412,467.62	5.027
TOTAL	1,042,524,716.13	100.000
John Engler
Affirmative	979,840,026.26	93.988
Withheld	62,684,689.87	6.012
TOTAL	1,042,524,716.13	100.000
Albert R. Gamper, Jr.
Affirmative	988,200,285.84	94.790
Withheld	54,324,430.29	5.210
TOTAL	1,042,524,716.13	100.000
Robert F. Gartland
Affirmative	990,287,516.81	94.990
Withheld	52,237,199.32	5.010
TOTAL	1,042,524,716.13	100.000
Abigail P. Johnson
Affirmative	986,818,518.63	94.657
Withheld	55,706,197.50	5.343
TOTAL	1,042,524,716.13	100.000
Arthur E. Johnson
Affirmative	988,490,870.48	94.818
Withheld	54,033,845.65	5.182
TOTAL	1,042,524,716.13	100.000
Michael E. Kenneally
Affirmative	990,615,595.60	95.021
Withheld	51,909,120.53	4.979
TOTAL	1,042,524,716.13	100.000
James H. Keyes
Affirmative	989,121,754.10	94.878
Withheld	53,402,962.03	5.122
TOTAL	1,042,524,716.13	100.000
Marie L. Knowles
Affirmative	987,633,370.10	94.735
Withheld	54,891,346.03	5.265
TOTAL	1,042,524,716.13	100.000
Geoffrey A. von Kuhn
Affirmative	987,164,185.38	94.690
Withheld	55,360,530.75	5.310
TOTAL	1,042,524,716.13	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

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Fidelity® Ohio Municipal Income Fund and Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.2	35.1
Health Care	21.3	19.4
Education	21.0	19.8
Escrowed/Pre-Refunded	7.4	2.6
Water & Sewer	5.5	4.8

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	8.0%
AA,A	89.0%
BBB	2.3%
BB and Below	0.8%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
AAA	9.1%
AA,A	84.5%
BBB	3.2%
BB and Below	0.3%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.2%
	Principal Amount	Value
Guam - 0.7%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,600,000	1,612,288
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$1,017,830
6.25% 10/1/34 (a)	900,000	1,111,113
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,201,800

TOTAL GUAM		4,943,031

Ohio - 99.0%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,196,190
Series 2012, 5% 11/15/23	3,245,000	3,863,562
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,822,250
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	8,285,406
Series 2012:
5% 2/15/25	4,000,000	4,757,400
5.25% 2/15/28	8,040,000	9,679,838
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,868,387
5% 2/15/42	3,000,000	3,543,960
5% 2/15/38	240,000	253,651
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,880,715
5% 12/1/29	1,500,000	1,874,055
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,212,980
5% 6/1/44	6,080,000	7,363,549
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,240,000	3,362,148
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	6,072,618
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,561,091
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,077,585
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,966,400
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29 (Pre-Refunded to 6/1/19 @ 100)	500,000	553,890
5% 12/1/20 (Pre-Refunded to 6/1/19 @ 100)	1,240,000	1,391,416
Series 2012 F:
5% 12/1/20	3,045,000	3,562,589
5% 12/1/21	2,765,000	3,313,023
Series 2015, 5.25% 12/1/29	4,285,000	5,520,408
Cincinnati Wtr. Sys. Rev.:
Series 2015 A:
5% 12/1/40	3,260,000	4,047,094
5% 12/1/45	1,665,000	2,059,006
Series A, 5% 12/1/36	1,700,000	2,009,587
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (Pre-Refunded to 1/1/17 @ 100)	3,500,000	3,576,020
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,701,592
Series 2012, 5% 12/1/25	2,350,000	2,856,707
Series 2015:
5% 12/1/26	1,500,000	1,906,035
5% 12/1/27	2,000,000	2,525,620
5% 12/1/29	1,250,000	1,567,525
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,295,789
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,379,656
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,492,438
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,377,192
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,410,760
Cleveland Muni. School District:
Series 2013:
5% 12/1/24	1,255,000	1,536,785
5% 12/1/26	4,060,000	4,965,989
Series 2015 A:
5% 12/1/24	3,725,000	4,596,091
5% 12/1/27	1,750,000	2,124,605
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,453,502
5% 11/15/35	1,245,000	1,516,012
5% 11/15/36	450,000	546,273
5% 11/15/45	2,000,000	2,394,560
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,198,962
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,274,048
5% 6/1/25	2,500,000	2,959,550
5% 6/1/26	3,075,000	3,638,494
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,408,969
Series 2015 Y:
4% 1/1/28	650,000	737,549
4% 1/1/29	1,040,000	1,171,612
4% 1/1/30	1,000,000	1,118,480
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,088,010
Columbus City School District:
(School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,137,810
5% 12/1/30 (b)	5,000,000	6,322,850
5% 12/1/31 (b)	5,000,000	6,297,700
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	11,397,500
Series 2014 A, 4% 2/15/28	5,000,000	5,771,100
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,173,750
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25 (Pre-Refunded to 2/1/20 @ 100)	1,140,000	1,308,150
5% 8/1/27 (Pre-Refunded to 2/1/20 @ 100)	1,200,000	1,377,000
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,748,534
5% 12/1/25	765,000	897,192
Dayton Gen. Oblig.:
4% 12/1/22	750,000	844,253
4% 12/1/25	1,540,000	1,731,422
Dayton School District Series 2013, 5% 11/1/22	5,775,000	7,028,060
Dublin Gen. Oblig.:
4% 12/1/27	500,000	595,230
4% 12/1/28	395,000	468,355
5% 12/1/26	500,000	651,400
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,656,650
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,421,025
4% 12/1/23	1,395,000	1,628,467
4% 12/1/24	1,490,000	1,734,375
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,958,650
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,586,263
5% 12/1/26	3,045,000	3,847,723
5% 12/1/32	5,920,000	7,292,434
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,627,350
Series A, 5% 11/1/16	265,000	268,827
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,200,964
5% 12/1/27	1,165,000	1,481,507
5% 12/1/30	1,130,000	1,420,342
5% 12/1/31	600,000	751,242
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	660,000	791,195
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	340,000	409,761
5% 12/1/24	1,185,000	1,419,867
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	615,000	741,186
5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	1,170,000	1,416,905
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,613,025
5% 12/1/26	1,500,000	1,880,715
5% 12/1/28	1,550,000	1,925,596
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,222,390
5% 12/1/27	3,825,000	4,651,965
Hamilton County Health Care Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,588,240
5.25% 6/1/27	3,000,000	3,529,290
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	6,284,150
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,677,008
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,738,775
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,748,010
6.25% 12/1/34	4,100,000	4,982,525
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36 (Pre-Refunded to 12/1/19 @ 100)	1,500,000	1,712,145
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	370,771
5% 5/1/28	415,000	458,338
5% 5/1/28 (Pre-Refunded to 5/1/19 @ 100)	4,585,000	5,130,294
5% 5/1/29	85,000	93,802
5% 5/1/29 (Pre-Refunded to 5/1/19 @ 100)	915,000	1,023,821
5% 5/1/30	95,000	104,754
5% 5/1/30 (Pre-Refunded to 5/1/19 @ 100)	1,020,000	1,141,309
Series 2012 A:
5% 5/1/24	1,385,000	1,658,413
5% 5/1/25	1,500,000	1,795,185
5% 5/1/26	1,600,000	1,912,896
Series 2016:
5% 5/1/29	2,000,000	2,552,940
5% 5/1/30	1,000,000	1,271,340
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,266,502
5% 8/15/17	1,000,000	1,046,470
Series 2015, 5% 8/15/45	7,000,000	8,090,250
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,643,876
5% 12/1/27	3,215,000	4,002,546
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,416,520
5% 10/1/49	3,000,000	3,424,890
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,180,699
Series 2011 A, 6.5% 11/15/37	2,800,000	3,506,692
Series 2011 D:
5% 11/15/22	1,000,000	1,191,470
5% 11/15/25	5,000,000	5,945,900
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,953,660
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,464,129
Miamisburg City School District Series 2016:
4% 12/1/32	510,000	585,715
5% 12/1/28	500,000	638,320
5% 12/1/29	300,000	381,504
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,395,040
Series 2012 A, 5% 8/1/47	10,725,000	12,161,394
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	542,175
5% 12/1/28	1,400,000	1,768,298
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,794,200
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,176,780
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	829,075
5% 12/1/27	220,000	272,714
5% 12/1/28	365,000	451,304
5% 12/1/29	500,000	616,655
5% 12/1/30	750,000	923,220
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,734,907
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,685,550
Northwest Local School District Series 2015, 5% 12/1/45	2,880,000	3,460,723
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (a)(c)	2,000,000	2,046,940
Series 2009 C, 5.625% 6/1/18	2,600,000	2,750,982
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,015,576
Series 2010 A, 5% 10/1/24	6,030,000	6,995,222
Ohio Gen. Oblig.:
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,449,458
Series 2011, 5.25% 9/1/23 (Pre-Refunded to 9/1/20 @ 100)	2,000,000	2,356,500
Series 2012 A:
5% 2/1/26	1,000,000	1,188,510
5% 2/1/27	5,000,000	5,934,450
Series 2012 B, 5% 3/15/25 (Pre-Refunded to 9/15/21 @ 100)	7,500,000	9,013,950
Series 2014 C, 4% 3/1/25	7,650,000	8,846,001
Series 2015 C, 5% 11/1/28	5,955,000	7,597,210
Series Q, 5% 4/1/25	1,845,000	2,205,956
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	370,000	398,497
5.375% 9/1/28 (Pre-Refunded to 3/1/18 @ 100)	4,560,000	4,915,178
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	1,930,000	2,154,247
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,746,082
5.5% 1/1/43	3,500,000	3,750,635
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,817,362
5% 11/1/29	1,250,000	1,544,963
5% 11/1/30	2,285,000	2,815,897
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,996,000
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,126,998
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,840,075
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,508,900
Series 2013:
5% 12/1/23	540,000	650,576
5% 12/1/24	585,000	704,790
5% 12/1/25	1,000,000	1,208,820
5% 12/1/26	1,195,000	1,445,353
5% 12/1/27	2,300,000	2,775,617
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,222,420
5% 5/1/28	1,000,000	1,209,940
5% 5/1/29	855,000	1,030,720
5% 5/1/31	1,005,000	1,206,241
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,822,990
Series 2011 A, 5% 1/1/32	3,500,000	4,036,130
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,953,700
5% 1/15/41	5,000,000	6,030,100
5% 1/15/46	5,000,000	6,002,000
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,205,040
Series 2010 D, 5% 12/1/31	1,365,000	1,901,104
Series 2012 A:
4% 6/1/27	1,270,000	1,524,572
5% 6/1/24	1,690,000	2,153,787
Series 2013 A:
5% 6/1/28	2,000,000	2,451,480
5% 6/1/38	3,500,000	4,206,265
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,045,700
Series 2010 A, 5% 2/15/31	5,475,000	6,186,750
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,219,720
5% 12/1/24	5,075,000	6,186,628
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,274,573
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,299,598
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,518,269
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	135,000	138,011
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	2,000,000	2,282,860
5% 6/1/30 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,141,430
Olentangy Local School District:
5% 12/1/17 (b)	1,955,000	2,044,617
5% 12/1/30 (b)	1,500,000	1,893,615
5% 12/1/32 (b)	1,275,000	1,597,295
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	2,063,920
0% 12/1/41	4,000,000	1,954,080
5% 12/1/39	2,750,000	3,377,990
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.) 0% 12/1/17	1,250,000	1,230,225
4% 12/1/30	4,625,000	5,266,626
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,889,172
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	6,263,406
5% 2/15/30	2,145,000	2,645,836
5% 2/15/32	1,625,000	1,988,708
5% 2/15/33	1,460,000	1,779,769
5% 2/15/34	1,000,000	1,214,240
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,404,000
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,249,681
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	536,144
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27 (Pre-Refunded to 12/1/19 @ 100)	1,680,000	1,920,643
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,898,366
Univ. of Akron Gen. Receipts:
Series 2015 A, 5% 1/1/31	4,000,000	4,859,240
Series 2016 A:
5% 1/1/23	460,000	560,423
5% 1/1/24	955,000	1,183,216
5% 1/1/25	1,025,000	1,285,719
5% 1/1/33	2,535,000	3,127,303
5% 1/1/37	6,000,000	7,306,440
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,080,340
5% 6/1/23 (FSA Insured)	2,000,000	2,159,080
5% 6/1/24 (FSA Insured)	2,000,000	2,158,300
Series 2010 F, 5% 6/1/32	2,000,000	2,312,840
Series 2012 A:
5% 6/1/22	2,000,000	2,431,820
5% 6/1/23	2,000,000	2,419,140
Series 2012 C:
4% 6/1/28	2,000,000	2,252,040
5% 6/1/24	1,230,000	1,514,659
Series 2013 A:
5% 6/1/33	4,085,000	4,944,647
5% 6/1/34	5,130,000	6,191,038
Series 2016 A:
5% 6/1/32	745,000	941,047
5% 6/1/33	800,000	1,006,440
5% 6/1/34	585,000	732,987
Series 2016 C:
5% 6/1/41	2,585,000	3,194,750
5% 6/1/46	5,500,000	6,769,950
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,855,640
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,900,610
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,092,999

TOTAL OHIO		705,491,311

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,115,210
Series 2009 A, 6.75% 10/1/37	1,000,000	1,141,830
Series 2009 B, 5% 10/1/25	1,000,000	1,090,730

TOTAL VIRGIN ISLANDS		3,347,770

TOTAL MUNICIPAL BONDS
(Cost $653,609,529)		713,782,112
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $653,609,529)		713,782,112
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,562,092)
NET ASSETS - 100%		$712,220,020

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.2%
Health Care	21.3%
Education	21.0%
Escrowed/Pre-Refunded	7.4%
Water & Sewer	5.5%
Electric Utilities	5.4%
Special Tax	5.1%
Others* (Individually Less Than 5%)	2.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $653,609,529)		$713,782,112
Cash		10,787,612
Receivable for fund shares sold		182,994
Interest receivable		5,796,223
Other receivables		1,230
Total assets		730,550,171
Liabilities
Payable for investments purchased on a delayed delivery basis	$17,199,066
Payable for fund shares redeemed	214,307
Distributions payable	618,555
Accrued management fee	210,809
Other affiliated payables	61,499
Other payables and accrued expenses	25,915
Total liabilities		18,330,151
Net Assets		$712,220,020
Net Assets consist of:
Paid in capital		$651,157,990
Undistributed net investment income		104,892
Accumulated undistributed net realized gain (loss) on investments		784,555
Net unrealized appreciation (depreciation) on investments		60,172,583
Net Assets, for 55,920,533 shares outstanding		$712,220,020
Net Asset Value, offering price and redemption price per share ($712,220,020 ÷ 55,920,533 shares)		$12.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$10,897,482
Expenses
Management fee	$1,212,771
Transfer agent fees	278,764
Accounting fees and expenses	78,182
Custodian fees and expenses	2,408
Independent trustees' fees and expenses	1,528
Registration fees	19,955
Audit	26,855
Legal	370
Miscellaneous	462
Total expenses before reductions	1,621,295
Expense reductions	(3,693)	1,617,602
Net investment income (loss)		9,279,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		970,369
Total net realized gain (loss)		970,369
Change in net unrealized appreciation (depreciation) on investment securities		23,805,894
Net gain (loss)		24,776,263
Net increase (decrease) in net assets resulting from operations		$34,056,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,279,880	$18,071,800
Net realized gain (loss)	970,369	6,373,031
Change in net unrealized appreciation (depreciation)	23,805,894	555,975
Net increase (decrease) in net assets resulting from operations	34,056,143	25,000,806
Distributions to shareholders from net investment income	(9,277,693)	(18,067,795)
Distributions to shareholders from net realized gain	(421,060)	(5,977,113)
Total distributions	(9,698,753)	(24,044,908)
Share transactions
Proceeds from sales of shares	79,536,931	88,241,729
Reinvestment of distributions	5,839,102	14,230,292
Cost of shares redeemed	(33,775,877)	(65,862,421)
Net increase (decrease) in net assets resulting from share transactions	51,600,156	36,609,600
Redemption fees	1,723	1,406
Total increase (decrease) in net assets	75,959,269	37,566,904
Net Assets
Beginning of period	636,260,751	598,693,847
End of period	$712,220,020	$636,260,751
Other Information
Undistributed net investment income end of period	$104,892	$102,705
Shares
Sold	6,370,354	7,188,823
Issued in reinvestment of distributions	467,106	1,158,778
Redeemed	(2,704,153)	(5,384,173)
Net increase (decrease)	4,133,307	2,963,428

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.26	$11.48	$12.39	$12.01	$11.38
Income from Investment Operations
Net investment income (loss)A	.172	.363	.384	.392	.421	.443
Net realized and unrealized gain (loss)	.458	.147	.780	(.779)	.426	.630
Total from investment operations	.630	.510	1.164	(.387)	.847	1.073
Distributions from net investment income	(.172)	(.363)	(.384)	(.392)	(.420)	(.443)
Distributions from net realized gain	(.008)	(.117)	–	(.131)	(.047)	–
Total distributions	(.180)	(.480)	(.384)	(.523)	(.467)	(.443)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.74	$12.29	$12.26	$11.48	$12.39	$12.01
Total ReturnC,D	5.17%	4.24%	10.26%	(3.16)%	7.14%	9.62%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.49%	.49%
Net investment income (loss)	2.78%F	2.97%	3.20%	3.28%	3.42%	3.81%
Supplemental Data
Net assets, end of period (000 omitted)	$712,220	$636,261	$598,694	$535,347	$647,324	$554,942
Portfolio turnover rate	5%F	17%	7%	17%	14%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/16	% of fund's investments 12/31/15	% of fund's investments 6/30/15
1 - 7	68.1	70.9	75.0
8 - 30	6.5	2.2	0.6
31 - 60	3.0	5.5	4.6
61 - 90	7.6	3.5	1.7
91 - 180	4.1	7.2	7.7
> 180	10.7	10.7	10.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Variable Rate Demand Notes (VRDNs)	53.9%
Tender Option Bond	5.0%
Other Municipal Security	35.6%
Investment Companies	7.4%
Net Other Assets (Liabilities)*	(1.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
Variable Rate Demand Notes (VRDNs)	54.1%
Tender Option Bond	1.3%
Other Municipal Security	28.3%
Investment Companies	2.0%
Net Other Assets (Liabilities)	14.3%

Current And Historical 7-Day Yields

	6/30/16	3/31/16	12/31/15	09/30/15	06/30/15
Fidelity® Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2016, the most recent period shown in the table, would have been -0.01%.

Fidelity® Ohio Municipal Money Market Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 7/7/16, VRDN (a)(b)	$700,000	$700,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.56% 7/7/16, VRDN (b)	2,200,000	2,200,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.7% 7/7/16, VRDN (a)(b)	400,000	400,000
Series 2002, 0.73% 7/7/16, VRDN (a)(b)	2,400,000	2,400,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.7% 7/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
		4,900,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.63% 7/1/16, VRDN (a)(b)	100,000	100,000
Series 1999 A, 0.5% 7/7/16, VRDN (b)	200,000	200,000
		300,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 7/7/16, VRDN (b)	2,150,000	2,150,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.54% 7/7/16, VRDN (b)	200,000	200,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.46% 7/1/16, VRDN (b)	600,000	600,000
		2,950,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 7/7/16, VRDN (a)(b)	600,000	600,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.65% 7/7/16, VRDN (b)	600,000	600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.51% 7/7/16, VRDN (a)(b)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 7/7/16, VRDN (a)(b)	700,000	700,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.63% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 D, 0.64% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 E, 0.65% 7/7/16, VRDN (a)(b)	200,000	200,000
		600,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.55% 7/7/16, VRDN (b)	400,000	400,000
Series 2012 A, 0.7% 7/7/16, VRDN (a)(b)	700,000	700,000
		1,100,000
Ohio - 50.4%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2010 C, 0.52% 7/1/16, LOC MUFG Union Bank NA, VRDN (b)	13,525,000	13,525,000
Series 2012 B, 0.45% 7/7/16, VRDN (b)	81,000,000	80,999,997
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.38% 7/1/16, LOC JPMorgan Chase Bank, VRDN (b)	9,100,000	9,100,000
Athens County Port Auth. Hsg. 0.42% 7/7/16, LOC Barclays Bank PLC, VRDN (b)	12,575,000	12,575,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.41% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,975,000	5,975,000
Series 2009 D, 0.41% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN	5,000,000	5,000,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.55% 7/7/16, LOC Northern Trust Co., VRDN (b)	10,340,000	10,340,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,850,000	2,850,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.46% 7/7/16, LOC Comerica Bank, VRDN (b)	5,000,000	5,000,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	9,670,000	9,670,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	10,780,000	10,780,000
Series 1996 B, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	9,245,000	9,245,000
Series 1998, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	6,815,000	6,815,000
Series 2009 B, 0.42% 7/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (b)	6,500,000	6,500,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.42% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,975,000	2,975,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.43% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	15,015,000	15,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	15,800,000	15,800,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.5% 7/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,690,000	11,690,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.66% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,475,000	1,475,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.44% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,350,000	2,350,000
Middletown Hosp. Facilities Rev. Series 2008 A, 0.41% 7/7/16, LOC PNC Bank NA, VRDN (b)	10,000,000	10,000,000
Ohio Air Quality Dev. Auth. Rev. (Ohio Valley Elec. Corp. Proj.) Series 2009 D, 0.42% 7/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,400,000	24,400,000
Ohio Gen. Oblig. 0.42% 7/7/16, VRDN (b)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	50,000,000	50,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.44% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	8,845,000	8,845,000
Series 2004 D, 0.44% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,415,000	5,415,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.59% 7/7/16, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	245,000	245,000
(Wingate at Belle Meadows Proj.) 0.46% 7/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,520,000	8,520,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,600,000	4,600,000
Series 2016 G, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	10,300,000	10,300,000
Series 2016 H, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	11,500,000	11,500,000
Series 2016 I, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,000,000	4,000,000
Ohio State Univ. Gen. Receipts Series 2010 E, 0.4% 7/7/16, VRDN (b)	4,800,000	4,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.46% 7/7/16, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.49% 7/7/16, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.58% 7/1/16, LOC PNC Bank NA, VRDN (a)(b)	120,000	120,000
		401,869,997
Texas - 1.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.54% 7/1/16, VRDN (b)	1,300,000	1,300,000
Series 2004, 0.71% 7/7/16, VRDN (a)(b)	2,700,000	2,700,000
Series 2009 B, 0.54% 7/1/16, VRDN (b)	1,100,000	1,100,000
Series 2009 C, 0.54% 7/1/16, VRDN (b)	1,000,000	1,000,000
Series 2010 B, 0.54% 7/1/16, VRDN (b)	200,000	200,000
Series 2010 D, 0.54% 7/1/16, VRDN (b)	2,035,000	2,035,000
		8,335,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.72% 7/7/16, VRDN (a)(b)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.72% 7/7/16, VRDN (a)(b)	600,000	600,000
		1,300,000
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.47% 7/7/16, VRDN (b)	1,095,000	1,095,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.47% 7/7/16, VRDN (b)	1,500,000	1,500,000
		2,595,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $429,499,997)		429,499,997

Tender Option Bond - 5.0%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.59% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
Ohio - 5.0%
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,330,000	3,330,000
Columbus Gen. Oblig. Participating VRDN:
Series Clipper 08 2, 0.44% 7/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	4,000,000	4,000,000
Series Putters 2365, 0.45% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,360,000	4,360,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.44% 7/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,000,000	4,000,000
Franklin County Hosp. Rev. Participating VRDN Series 16 XL0004, 0.44% 7/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,315,000	3,315,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,250,000	6,250,000
Series 2015 XF0105, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,500,000	4,500,000
0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,805,000	9,805,000
		39,560,000
TOTAL TENDER OPTION BOND
(Cost $39,860,000)		39,860,000

Other Municipal Security - 35.6%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.52%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	2,200,000	2,200,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 7/25/16, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.86% tender 7/7/16, CP mode	1,000,000	1,000,000
Series 1993 A, 0.86% tender 7/8/16, CP mode	300,000	300,000
		1,300,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	200,000	200,000
Series 1990 B, 0.85% tender 7/15/16, CP mode	600,000	600,000
0.9% tender 7/26/16, CP mode	600,000	600,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	1,100,000	1,100,000
Series A1, 0.95% tender 7/26/16, CP mode (a)	1,000,000	1,000,000
		3,500,000
Ohio - 34.5%
American Muni. Pwr. BAN:
Series 2015, 1% 10/21/16	4,000,000	4,003,081
1.25% 4/27/17 (Ohio Gen. Oblig. Guaranteed)	850,000	853,510
Avon Gen. Oblig. BAN:
Series 2015, 2% 9/8/16	8,500,000	8,526,008
1.5% 1/26/17	2,615,000	2,625,352
Avon Lake BAN Series 2015, 2% 7/13/16	11,711,000	11,716,806
Belmont County BAN 2% 4/21/17	9,339,000	9,426,273
Berea BAN 1.5% 3/16/17	2,150,000	2,162,371
Blendon Township BAN Series 2016, 2% 2/9/17 (Ohio Gen. Oblig. Guaranteed)	2,250,000	2,267,685
Butler County Gen. Oblig. BAN 0.52% 7/28/16	4,400,000	4,399,834
Chillicothe City School District BAN:
2% 7/7/16	4,900,000	4,901,162
2% 7/7/16	12,650,000	12,653,008
Cleveland Wtr. Rev. Bonds Series 2011, 5% 1/1/17	1,140,000	1,166,053
Columbus Gen. Oblig. Bonds:
Series 2013 1, 5% 7/1/16	3,300,000	3,300,000
Series 2013 B, 4% 8/15/16	500,000	502,205
Delaware Gen. Oblig. BAN 1% 4/13/17	3,365,000	3,370,209
Dublin City School District BAN 1.5% 5/2/17	2,250,000	2,263,065
Fairborn Gen. Oblig. BAN 1.25% 3/23/17	4,074,450	4,090,290
Franklin County Hosp. Facilities Rev. Bonds Series 2013, 5% 5/15/17	1,000,000	1,037,278
Franklin County Hosp. Rev. Bonds:
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (b)	1,020,000	1,064,209
Series 2011 D, 4%, tender 8/1/16 (b)	5,230,000	5,245,619
Franklin County Rev. Bonds Series 2013 OH, 0.6%, tender 9/1/16 (b)	8,800,000	8,800,000
Hancock County Gen. Oblig. BAN Series 2015, 2% 11/3/16	3,725,000	3,742,819
Huber Heights BAN 2% 6/1/17	8,800,000	8,890,465
Kenston Local School District BAN:
Series 2015, 1% 9/15/16	2,500,000	2,500,974
Series 2016, 2% 6/29/17	4,000,000	4,048,533
Lebanon Gen. Oblig. BAN 2% 4/12/17	4,600,000	4,642,003
Licking County BAN 2% 5/24/17	3,000,000	3,034,133
Lima Gen. Oblig. BAN 1.5% 3/15/17	4,295,000	4,319,017
Lorain County Gen. Oblig. BAN Series 2016, 2.25% 11/10/16	3,500,000	3,519,985
Lucas County Gen. Oblig. BAN 1.5% 7/13/16	11,552,000	11,556,147
Madison Local School District Lake County BAN Series 2015, 1.25% 10/6/16 (Ohio Gen. Oblig. Guaranteed)	1,455,000	1,457,684
Mason City School District BAN Series 2016, 1.5% 1/25/17	3,900,000	3,919,371
Mason Gen. Oblig. BAN 2% 5/24/17	2,750,000	2,780,545
Miami County Gen. Oblig. BAN Series 2015, 1.75% 11/22/16	2,805,000	2,818,716
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Administrative Knowledge Sys. Proj.) Series 2014 A, 5% 9/1/16	1,790,000	1,803,012
Ohio Gen. Oblig. Bonds:
(Mental Health Facilities Impt. Fund Projs.) Series 2014 A, 4% 2/1/17	1,500,000	1,530,120
Series 2011 B, 5% 9/15/16	1,080,000	1,090,018
Series 2012 A, 1.5% 11/1/16	1,000,000	1,003,195
Series 2016 A, 2% 2/1/17	1,750,000	1,763,616
2% 2/1/17	1,070,000	1,079,719
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Proj.) Series B5, 0.54% tender 8/3/16, CP mode	9,500,000	9,500,000
(Cleveland Hosp. Proj.) Series 2008 B5, 0.5% tender 8/10/16, CP mode	9,100,000	9,100,000
0.51% tender 9/6/16, CP mode	12,000,000	12,000,000
0.51% tender 9/6/16, CP mode	5,200,000	5,200,000
0.51% tender 9/14/16, CP mode	8,400,000	8,400,000
0.51% tender 9/22/16, CP mode	8,300,000	8,300,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 3, 5% 12/15/16	2,160,000	2,203,447
4% 12/15/16	3,220,000	3,272,893
Ohio Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impt. Fund Projs.) Series 2015 A, 5% 2/1/17	1,000,000	1,026,319
Ohio Spl. Oblig. Bonds:
(Adult Correctional Bldg. Fund Proj.) Series 2015 B, 2% 10/1/16	1,980,000	1,987,892
(Mental Health Facilities Impt. Fund Projs.) Series 2016 A, 4% 6/1/17	2,435,000	2,508,560
Series 2015, 4% 4/1/17	2,735,000	2,805,058
Ohio State Univ. Gen. Receipts Bonds:
Series 2009 A, 5% 12/1/16	1,800,000	1,833,344
Series 2010 A, 5% 12/1/16	1,715,000	1,746,560
Ohio State Univ. Gen. Receipts Rev. Bonds 0.45% tender 7/19/16, CP mode	8,500,000	8,500,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2009, 5% 12/1/16	4,310,000	4,390,441
Series 2010, 5% 12/1/16	860,000	875,927
Reading Cmnty. City School District BAN:
Series 2015, 2% 7/21/16 (Ohio Gen. Oblig. Guaranteed)	4,900,000	4,904,145
Series 2016, 2% 7/21/16 (Ohio Gen. Oblig. Guaranteed)	7,500,000	7,506,371
Scioto County Hosp. Facilities Rev. Bonds Series 2016, 3% 2/15/17	775,000	785,895
Union County Gen. Oblig. BAN 1.25% 3/29/17	3,700,000	3,715,536
Vandalia BAN Series 2015, 1.5% 9/8/16	4,893,000	4,902,176
Wayne County Ohio BD BAN Series 2016, 2% 6/30/17	4,000,000	4,048,666
Willoughby BAN 2% 5/26/17	5,680,000	5,743,485
		275,130,805
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9% tender 7/26/16, CP mode (a)	700,000	700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. Pwr. Co. Proj.) 0.85% tender 7/26/16, CP mode	200,000	200,000
		900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $283,830,805)		283,830,805
	Shares	Value

Investment Company - 7.4%
Fidelity Municipal Cash Central Fund, 0.44% (d)(e)
(Cost $58,791,000)	58,791,000	58,791,000
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $811,981,802)		811,981,802
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(15,318,382)
NET ASSETS - 100%		$796,663,420

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$68,911
Total	$68,911

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $753,190,802)	$753,190,802
Fidelity Central Funds (cost $58,791,000)	58,791,000
Total Investments (cost $811,981,802)		$811,981,802
Cash		159,762
Receivable for investments sold		28,932
Receivable for fund shares sold		2,682,699
Interest receivable		1,845,592
Distributions receivable from Fidelity Central Funds		25,413
Other receivables		1,860
Total assets		816,726,060
Liabilities
Payable for investments purchased	$13,620,034
Payable for fund shares redeemed	6,099,937
Distributions payable	228
Accrued management fee	249,847
Other affiliated payables	72,207
Other payables and accrued expenses	20,387
Total liabilities		20,062,640
Net Assets		$796,663,420
Net Assets consist of:
Paid in capital		$796,652,981
Distributions in excess of net investment income		(1,179)
Accumulated undistributed net realized gain (loss) on investments		11,618
Net Assets, for 796,096,674 shares outstanding		$796,663,420
Net Asset Value, offering price and redemption price per share ($796,663,420 ÷ 796,096,674 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$1,287,801
Income from Fidelity Central Funds		68,911
Total income		1,356,712
Expenses
Management fee	$1,765,386
Transfer agent fees	646,361
Accounting fees and expenses	57,654
Custodian fees and expenses	3,847
Independent trustees' fees and expenses	2,379
Registration fees	26,417
Audit	19,636
Legal	992
Miscellaneous	22,469
Total expenses before reductions	2,545,141
Expense reductions	(1,236,034)	1,309,107
Net investment income (loss)		47,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,393
Total net realized gain (loss)		14,393
Net increase in net assets resulting from operations		$61,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,605	$128,156
Net realized gain (loss)	14,393	133,112
Net increase in net assets resulting from operations	61,998	261,268
Distributions to shareholders from net investment income	(48,784)	(119,843)
Distributions to shareholders from net realized gain	(43,302)	(34,708)
Total distributions	(92,086)	(154,551)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	743,467,607	2,902,865,221
Reinvestment of distributions	85,950	144,686
Cost of shares redeemed	(1,197,406,347)	(2,989,505,964)
Net increase (decrease) in net assets and shares resulting from share transactions	(453,852,790)	(86,496,057)
Total increase (decrease) in net assets	(453,882,878)	(86,389,340)
Net Assets
Beginning of period	1,250,546,298	1,336,935,638
End of period	$796,663,420	$1,250,546,298
Other Information
Distributions in excess of net investment income end of period	$(1,179)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–A	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%F	.52%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.27%F	.07%	.08%	.12%	.19%	.24%
Expenses net of all reductions	.27%F	.07%	.08%	.12%	.19%	.24%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$796,663	$1,250,546	$1,336,936	$1,332,321	$1,342,387	$1,106,601

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to future contracts.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Ohio Municipal Income Fund	$653,592,492	$60,190,832	$(1,212)	$60,189,620
Fidelity Ohio Municipal Money Market Fund	$811,981,802	–	–	–

At the prior fiscal period end, certain of the Funds were required to defer losses on futures contracts. Loss deferrals were as follows:

Futures contracts
Fidelity Ohio Municipal Income Fund	$80,770

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $90,725,416 and $16,904,209, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$576

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,229,835.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$2,408
Fidelity Ohio Municipal Money Market Fund	3,724

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$1,285
Fidelity Ohio Municipal Money Market Fund	2,475

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,051.70	$2.45
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Fidelity Ohio Municipal Money Market Fund	.27%
Actual		$1,000.00	$1,000.10	$1.34
Hypothetical-C		$1,000.00	$1,023.52	$1.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® Ohio Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	990,112,248.51	94.973
Withheld	52,412,467.62	5.027
TOTAL	1,042,524,716.13	100.000
John Engler
Affirmative	979,840,026.26	93.988
Withheld	62,684,689.87	6.012
TOTAL	1,042,524,716.13	100.000
Albert R. Gamper, Jr.
Affirmative	988,200,285.84	94.790
Withheld	54,324,430.29	5.210
TOTAL	1,042,524,716.13	100.000
Robert F. Gartland
Affirmative	990,287,516.81	94.990
Withheld	52,237,199.32	5.010
TOTAL	1,042,524,716.13	100.000
Abigail P. Johnson
Affirmative	986,818,518.63	94.657
Withheld	55,706,197.50	5.343
TOTAL	1,042,524,716.13	100.000
Arthur E. Johnson
Affirmative	988,490,870.48	94.818
Withheld	54,033,845.65	5.182
TOTAL	1,042,524,716.13	100.000
Michael E. Kenneally
Affirmative	990,615,595.60	95.021
Withheld	51,909,120.53	4.979
TOTAL	1,042,524,716.13	100.000
James H. Keyes
Affirmative	989,121,754.10	94.878
Withheld	53,402,962.03	5.122
TOTAL	1,042,524,716.13	100.000
Marie L. Knowles
Affirmative	987,633,370.10	94.735
Withheld	54,891,346.03	5.265
TOTAL	1,042,524,716.13	100.000
Geoffrey A. von Kuhn
Affirmative	987,164,185.38	94.690
Withheld	55,360,530.75	5.310
TOTAL	1,042,524,716.13	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

OFF-SANN-0816
1.705575.118

Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.6	23.9
General Obligations	23.1	24.2
Escrowed/Pre-Refunded	11.8	7.5
Education	10.7	13.1
Water & Sewer	8.0	8.4

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	0.1%
AA,A	74.5%
BBB	15.5%
BB and Below	2.0%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	5.5%

As of December 31, 2015
AAA	0.1%
AA,A	71.9%
BBB	17.5%
BB and Below	2.0%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$624,702
6.25% 10/1/34 (a)	700,000	864,199
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,077,174

TOTAL GUAM		2,566,075

Pennsylvania - 92.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,147,110
Allegheny County Series C:
5% 12/1/28	1,000,000	1,226,620
5% 12/1/30	1,365,000	1,662,570
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (FGIC Insured) (a)	3,190,000	3,651,753
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,934,064
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,055,900
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,601,245
5% 12/1/27 (Build America Mutual Assurance Insured)	2,500,000	3,139,925
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,866,645
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	3,995,840
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	4,151,009
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,116,980
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,146,200
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	270,390
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,227,779
Series 2015 A:
5% 7/1/26	500,000	612,215
5% 7/1/27	490,000	595,522
5% 7/1/28	540,000	653,854
5% 7/1/29	710,000	857,779
5% 7/1/30	685,000	822,671
5% 7/1/35	1,885,000	2,220,643
5% 7/1/39	6,675,000	7,794,131
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,296,480
Centre County Hosp. Auth. Rev.:
(Mount Nittany Med. Cneter Proj.) Series 2016 A, 5% 11/15/28	840,000	1,037,929
(Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,609,900
Series 2016 A:
4% 11/15/32	350,000	391,388
4% 11/15/34	250,000	277,148
4% 11/15/35	200,000	221,020
5% 11/15/29	825,000	1,016,252
5% 11/15/30	685,000	841,851
5% 11/15/46	6,605,000	7,920,122
Series 2016 B:
4% 11/15/40	600,000	657,348
4% 11/15/47	3,605,000	3,906,342
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	957,096
5% 6/1/25	1,175,000	1,402,069
5% 6/1/26	1,250,000	1,486,913
5% 6/1/42	12,000,000	13,785,709
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,787,414
5% 11/1/42	3,000,000	3,514,200
Series 2016:
5% 5/1/30	1,000,000	1,252,050
5% 5/1/31	500,000	623,515
5% 5/1/32	750,000	931,530
5% 5/1/33	2,210,000	2,733,925
5% 5/1/34	1,000,000	1,232,120
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.):
Series 2009 A, 5.25% 6/1/17 (Pre-Refunded to 6/1/17 @ 100)	1,050,000	1,091,748
Series 2016 A:
5% 6/1/34	1,275,000	1,565,611
5% 6/1/35	1,000,000	1,222,990
5% 6/1/36	500,000	609,040
5% 6/1/42	7,410,000	8,556,920
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,736,670
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,778,962
Series 2012:
5% 8/1/21	350,000	416,742
5% 8/1/22	300,000	365,556
Series 2014:
5% 8/1/23	1,050,000	1,309,172
5% 8/1/24	1,100,000	1,400,190
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,877,600
East Stroudsburg Area School District:
Series 2014 A:
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,372,290
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	243,506
Series 2015 A:
7.5% 9/1/22	115,000	124,143
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	885,000	954,711
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,258,654
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,983,695
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	578,225
5% 8/1/31	3,080,000	3,700,743
5% 8/1/34	1,000,000	1,191,270
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	2,032,261
5.375% 7/1/42	2,130,000	2,399,743
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,155,800
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	721,039
6% 6/1/39	1,625,000	1,824,485
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,079,718
Series 2016:
5% 8/15/31	1,000,000	1,260,780
5% 8/15/33	1,000,000	1,249,420
5% 8/15/34	1,000,000	1,236,160
5% 8/15/36	1,000,000	1,228,080
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (b)	4,745,000	4,748,132
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	4,070,860
5% 4/1/44	1,295,000	1,537,424
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,841,200
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,948,945
Mifflin County School District Series 2007:
7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,125,000	1,214,303
7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	1,175,000	1,271,644
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,574,566
5% 1/1/41	3,240,000	3,587,976
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,908,105
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,075,760
Series 2012 A:
5% 6/1/23	3,850,000	4,584,465
5% 6/1/24	1,500,000	1,778,715
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/19	185,000	197,976
5% 10/1/20	215,000	240,230
5% 10/1/21	245,000	275,260
5% 10/1/22	275,000	312,081
5% 10/1/23	305,000	349,737
5% 10/1/24	335,000	388,861
5% 10/1/25	750,000	861,660
5% 10/1/26	1,000,000	1,138,690
5% 10/1/27	1,000,000	1,130,140
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,198,620
5% 4/1/42	1,000,000	1,197,710
Moon Area School District Series 2015 A, 5% 11/15/29	3,000,000	3,650,850
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,251,798
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,573,468
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,046,885
5% 3/1/25	3,255,000	3,829,605
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27 (Pre-Refunded to 5/15/18 @ 100)	805,000	869,730
Second Series 2007 A, 5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	2,500,000	2,617,625
Second Series 2009, 5% 4/15/25	500,000	553,870
Series 2012, 5% 6/1/25	10,000,000	11,963,700
Series 2013, 5% 10/15/27	2,255,000	2,756,963
Series 2015 1, 5% 3/15/31	7,000,000	8,530,340
Series 2015, 5% 3/15/33	2,880,000	3,489,350
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (Pre-Refunded to 7/1/17 @ 100)	2,500,000	2,607,475
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	267,245
5% 3/1/20	300,000	341,310
5% 3/1/22	275,000	327,795
5% 3/1/23	585,000	700,339
5% 3/1/42	3,950,000	4,597,919
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/22 (Pre-Refunded to 8/15/19 @ 100)	2,655,000	3,021,363
Series 2011 A, 5.75% 8/15/41 (Pre-Refunded to 8/15/21 @ 100)	4,980,000	6,014,246
First Series 2012:
5% 4/1/20	750,000	855,878
5% 4/1/21	500,000	583,945
5% 4/1/22	600,000	714,996
5% 4/1/23	800,000	956,240
5% 4/1/24	1,100,000	1,314,159
Series 2010 E, 5% 5/15/31	2,500,000	2,844,925
Series 2010, 5% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,150,000	1,345,857
Series 2011 A, 5% 9/1/41 (Pre-Refunded to 3/1/21 @ 100)	2,000,000	2,363,780
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,549,613
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,539,788
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,528,963
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,225,857
Series 2016 A, 5% 12/1/28 (FSA Insured) (c)	5,690,000	7,117,223
Pennsylvania State Univ.:
Series 2008 A, 5% 8/15/29 (Pre-Refunded to 2/15/18 @ 100)	3,945,000	4,221,071
Series 2010, 5% 3/1/40	4,385,000	4,953,515
Series 2015 A:
5% 9/1/30	1,100,000	1,391,544
5% 9/1/31	1,415,000	1,783,240
5% 9/1/31	4,000,000	5,040,960
5% 9/1/32	1,500,000	1,883,190
Series 2016 A, 5% 9/1/36	1,000,000	1,258,680
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,286,410
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	4,000,000	4,366,240
Series 2008 C4, 6.25% 6/1/38 (Pre-Refunded to 6/1/18 @ 100)	2,000,000	2,211,440
Series 2013 A2, 0% 12/1/38 (d)	2,500,000	2,744,050
Series 2014 A, 5% 12/1/31	865,000	1,064,028
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	4,589,750
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	8,665,000	9,803,754
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,478,140
Series 1998 A, 5.25% 8/1/17	3,555,000	3,721,161
5% 8/1/29	2,000,000	2,443,400
5% 8/1/30	1,500,000	1,825,695
5% 8/1/31	1,100,000	1,332,837
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,593,640
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,653,360
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,925,400
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,153,690
5% 4/15/25	2,230,000	2,599,712
Series 2015 A, 5% 4/15/29	3,000,000	3,598,020
Philadelphia School District Series 2010 C, 5% 9/1/21	4,000,000	4,375,440
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,526,960
Series 2011 A, 5% 1/1/41	2,715,000	3,081,552
Series 2015 B, 5% 7/1/30	3,500,000	4,307,905
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,696,535
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,398,200
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	705,749
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,614,106
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,255,900
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,431,610
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,224,630
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,700,320
Series 2014 A, 5% 9/1/23	1,000,000	1,216,770
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	974,619
5% 9/1/20 (FSA Insured)	1,050,000	1,210,230
5% 9/1/21 (FSA Insured)	730,000	859,794
5% 9/1/22 (FSA Insured)	885,000	1,064,080
5% 9/1/23 (FSA Insured)	1,085,000	1,331,718
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,169,950
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,078,953
5% 12/1/25	1,285,000	1,575,616
5% 12/1/27	1,480,000	1,789,675
5% 12/1/29	1,000,000	1,197,190
6% 6/1/25	1,080,000	1,189,728
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,560,566
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,075,330
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,914,746
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,078,730
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,262,940
Series 2007 B, 5.25% 9/15/28	2,500,000	2,840,525
Series 2009 B, 5% 9/15/28	2,000,000	2,217,560
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	9,090,278
Series 2011 B, 5.75% 1/1/41	1,500,000	1,790,880
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,081,100
5% 7/1/25	4,465,000	5,102,870
5.25% 7/1/20	1,000,000	1,109,330
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,759,800
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,321,625
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,775,790

TOTAL PENNSYLVANIA		467,427,477

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	602,375
5% 7/1/23	1,000,000	1,204,750
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,425,000	1,486,988
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,943,800

TOTAL PENNSYLVANIA, NEW JERSEY		7,237,913

TOTAL MUNICIPAL BONDS
(Cost $438,739,688)		477,231,465
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $438,739,688)		477,231,465
NET OTHER ASSETS (LIABILITIES) - 5.5%		27,688,941
NET ASSETS - 100%		$504,920,406

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	26.6%
General Obligations	23.1%
Escrowed/Pre-Refunded	11.8%
Education	10.7%
Water & Sewer	8.0%
Electric Utilities	7.4%
Other	5.5%
Others* (Individually Less Than 5%)	6.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $438,739,688)		$477,231,465
Cash		29,953,281
Receivable for fund shares sold		26,173
Interest receivable		5,445,084
Other receivables		911
Total assets		512,656,914
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,999,041
Payable for fund shares redeemed	127,029
Distributions payable	390,583
Accrued management fee	149,949
Other affiliated payables	44,296
Other payables and accrued expenses	25,610
Total liabilities		7,736,508
Net Assets		$504,920,406
Net Assets consist of:
Paid in capital		$466,453,258
Distributions in excess of net investment income		(10,592)
Accumulated undistributed net realized gain (loss) on investments		(14,037)
Net unrealized appreciation (depreciation) on investments		38,491,777
Net Assets, for 43,440,577 shares outstanding		$504,920,406
Net Asset Value, offering price and redemption price per share ($504,920,406 ÷ 43,440,577 shares)		$11.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$8,266,445
Expenses
Management fee	$871,397
Transfer agent fees	197,197
Accounting fees and expenses	62,546
Custodian fees and expenses	1,904
Independent trustees' fees and expenses	1,101
Registration fees	20,626
Audit	26,855
Legal	278
Miscellaneous	319
Total expenses before reductions	1,182,223
Expense reductions	(2,854)	1,179,369
Net investment income (loss)		7,087,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,285
Total net realized gain (loss)		53,285
Change in net unrealized appreciation (depreciation) on investment securities		13,690,771
Net gain (loss)		13,744,056
Net increase (decrease) in net assets resulting from operations		$20,831,132

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,087,076	$14,709,852
Net realized gain (loss)	53,285	1,560,659
Change in net unrealized appreciation (depreciation)	13,690,771	(1,274,614)
Net increase (decrease) in net assets resulting from operations	20,831,132	14,995,897
Distributions to shareholders from net investment income	(7,086,722)	(14,703,703)
Distributions to shareholders from net realized gain	(291,696)	(1,756,019)
Total distributions	(7,378,418)	(16,459,722)
Share transactions
Proceeds from sales of shares	48,627,056	77,063,335
Reinvestment of distributions	4,870,932	10,807,008
Cost of shares redeemed	(30,119,080)	(71,166,482)
Net increase (decrease) in net assets resulting from share transactions	23,378,908	16,703,861
Redemption fees	2,388	984
Total increase (decrease) in net assets	36,834,010	15,241,020
Net Assets
Beginning of period	468,086,396	452,845,376
End of period	$504,920,406	$468,086,396
Other Information
Distributions in excess of net investment income end of period	$(10,592)	$(10,946)
Shares
Sold	4,255,675	6,819,246
Issued in reinvestment of distributions	425,569	956,105
Redeemed	(2,636,091)	(6,306,204)
Net increase (decrease)	2,045,153	1,469,147

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.34	$10.77	$11.47	$11.10	$10.51
Income from Investment Operations
Net investment income (loss)A	.168	.358	.373	.370	.387	.415
Net realized and unrealized gain (loss)	.317	.013	.615	(.654)	.395	.590
Total from investment operations	.485	.371	.988	(.284)	.782	1.005
Distributions from net investment income	(.168)	(.358)	(.373)	(.370)	(.386)	(.415)
Distributions from net realized gain	(.007)	(.043)	(.045)	(.046)	(.026)	–
Total distributions	(.175)	(.401)	(.418)	(.416)	(.412)	(.415)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.62	$11.31	$11.34	$10.77	$11.47	$11.10
Total ReturnC,D	4.32%	3.33%	9.30%	(2.50)%	7.13%	9.76%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%F	.49%	.49%	.49%	.48%	.50%
Net investment income (loss)	2.95%F	3.17%	3.35%	3.33%	3.40%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$504,920	$468,086	$452,845	$404,493	$487,622	$424,693
Portfolio turnover rate	9%F	17%	12%	9%	16%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/16	% of fund's investments 12/31/15	% of fund's investments 6/30/15
1 - 7	77.3	79.7	83.7
8 - 30	0.5	1.1	3.2
31 - 60	9.3	3.0	2.7
61 - 90	2.1	2.5	1.3
91 - 180	6.1	5.2	1.2
> 180	4.7	8.5	7.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Variable Rate Demand Notes (VRDNs)	51.0%
Tender Option Bond	17.6%
Other Municipal Security	25.7%
Investment Companies	5.4%
Net Other Assets (Liabilities)	0.3%

As of December 31, 2015
Variable Rate Demand Notes (VRDNs)	57.4%
Tender Option Bond	10.5%
Other Municipal Security	23.0%
Investment Companies	4.1%
Net Other Assets (Liabilities)	5.0%

Current And Historical 7-Day Yields

	6/30/16	3/31/16	12/31/15	9/30/15	6/30/15
Fidelity® Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2016, the most recent period shown in the table, would have been -0.04%.

Fidelity® Pennsylvania Municipal Money Market Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 51.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 7/7/16, VRDN (a)(b)	$400,000	$400,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.56% 7/7/16, VRDN (b)	1,400,000	1,400,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.7% 7/7/16, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.7% 7/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,500,000	2,500,000
		2,700,000
Colorado - 0.2%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.45% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	1,300,000	1,300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.63% 7/1/16, VRDN (a)(b)	100,000	100,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.47% 7/7/16, LOC Bank of America NA, VRDN (b)	750,000	750,000
Florida - 0.6%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.51% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,350,000	3,350,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 7/7/16, VRDN (b)	1,000,000	1,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.52% 7/7/16, VRDN (b)	2,300,000	2,300,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.54% 7/7/16, VRDN (b)	800,000	800,000
		4,100,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 7/7/16, VRDN (a)(b)	400,000	400,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 7/7/16, VRDN (b)	700,000	700,000
Series 2010 B1, 0.7% 7/7/16, VRDN (b)	180,000	180,000
		880,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 7/7/16, VRDN (a)(b)	400,000	400,000
Nevada - 0.0%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.63% 7/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 D, 0.64% 7/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 E, 0.65% 7/7/16, VRDN (a)(b)	100,000	100,000
		300,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.7% 7/7/16, VRDN (a)(b)	300,000	300,000
Pennsylvania - 47.1%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,965,000	2,965,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	13,975,000	13,975,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	10,000,000	10,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	6,440,000	6,440,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.5% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	3,770,000	3,770,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.54% 7/1/16, LOC Bank of Nova Scotia, VRDN (b)	2,200,000	2,200,000
Series 2008 C, 0.42% 7/1/16, LOC Bank of Nova Scotia, VRDN (a)(b)	9,850,000	9,850,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.59% 7/7/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,415,000	3,415,000
(Snowball Real Estate LP Proj.) 0.6% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,005,000	1,005,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.46% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	15,800,000	15,800,000
Chester County Intermediate Unit Rev. Series 2003, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	1,765,000	1,765,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.46% 7/1/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,045,000	7,045,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.51% 7/1/16, VRDN (b)	6,300,000	6,300,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.43% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Haverford Township School District Series 2009, 0.42% 7/7/16, LOC TD Banknorth, NA, VRDN (b)	13,360,000	13,360,000
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	685,000	685,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	1,935,000	1,935,000
Luzerne County Convention Ctr. Series 2012, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,170,000	2,170,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.43% 7/7/16, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.54% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	500,000	500,000
Series 2002 B5, 0.5% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,900,000	3,900,000
Series 2004 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	800,000	800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Second Series, 0.4% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	2,015,000	2,015,000
(Point Park College Proj.) 0.45% 7/7/16, LOC PNC Bank NA, VRDN (b)	600,000	600,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.42% 7/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	24,220,000	24,220,000
Series 2005 C2, 0.42% 7/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	12,620,000	12,620,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.56% 7/7/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,375,000	1,375,000
(The Franklin Institute Proj.) Series 2006, 0.45% 7/7/16, LOC Bank of America NA, VRDN (b)	7,555,000	7,555,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	7,300,000	7,300,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.4% 7/7/16, LOC Wells Fargo Bank NA, VRDN (b)	14,550,000	14,550,000
Eighth Series C, 0.42% 7/7/16, LOC Barclays Bank PLC, VRDN (b)	17,500,000	17,500,000
Philadelphia School District Series 2016 B, 0.41% 7/7/16, LOC Bank of America NA, VRDN (b)	5,700,000	5,700,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.41% 7/7/16, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
Ridley School District Series 2009, 0.42% 7/7/16, LOC TD Banknorth, NA, VRDN (b)	8,795,000	8,795,000
Washington County Auth. Rev. 0.4% 7/7/16, VRDN (b)	3,920,000	3,920,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	6,985,000	6,985,000
		265,770,000
Texas - 0.9%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.54% 7/1/16, VRDN (b)	2,550,000	2,550,000
Series 2004, 0.71% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2009 A, 0.54% 7/1/16, VRDN (b)	600,000	600,000
Series 2010 B, 0.54% 7/1/16, VRDN (b)	1,600,000	1,600,000
		4,950,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.72% 7/7/16, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.72% 7/7/16, VRDN (a)(b)	400,000	400,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $287,900,000)		287,900,000

Tender Option Bond - 17.6%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.59% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	200,000	200,000
Pennsylvania - 17.6%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,785,000	2,785,000
Series Putters 0047, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,605,000	6,605,000
0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,285,000	6,285,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.44% 7/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	3,750,000	3,750,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,770,000	4,770,000
Series MS 3382, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,000,000	5,000,000
Series Putters 4014, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,000,000	3,000,000
Series ROC II R 14070, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, 0.61%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	10,000,000	10,000,000
Participating VRDN:
ROC II R 11721, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (b)(d)	7,500,000	7,500,000
Series MS 3252, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,035,000	5,035,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,750,000	3,750,000
Series Putters 14 XM0005, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	5,000,000	5,000,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,330,000	5,330,000
RBC Muni. Products, Inc. Trust Bonds:
Series E72, 0.59%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,900,000	5,900,000
Series RBC E53, 0.57%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,500,000	6,500,000
Tender Option Bond Trust Receipts Participating VRDN Series 16 XX 1021, 0.46% 7/7/16 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,175,000	4,175,000
		99,225,000
TOTAL TENDER OPTION BOND
(Cost $99,425,000)		99,425,000

Other Municipal Security - 25.7%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.52%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	1,500,000	1,500,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 7/25/16, CP mode	200,000	200,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.86% tender 7/7/16, CP mode	700,000	700,000
0.86% tender 7/8/16, CP mode	200,000	200,000
Series 93B, 0.9% tender 7/26/16, CP mode	400,000	400,000
		1,300,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	100,000	100,000
Series 1990 B, 0.85% tender 7/15/16, CP mode	400,000	400,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	800,000	800,000
Series A1, 0.95% tender 7/26/16, CP mode (a)	700,000	700,000
		2,000,000
Pennsylvania - 24.6%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 5% 10/15/16	1,500,000	1,519,932
Lancaster County Hosp. Auth. Health Ctr. Rev. Bonds:
Series 2007 B, 5% 3/15/17 (Pre-Refunded to 3/15/17 @ 100)	1,025,000	1,056,057
Series 2016, 5% 8/15/16	4,725,000	4,751,513
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
4% 1/1/17	1,020,000	1,037,557
5% 7/1/16	18,615,000	18,615,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2014 A, 4% 2/1/17	1,430,000	1,458,457
Pennsylvania Gen. Oblig. Bonds:
Series 2004, 5.375% 7/1/16	17,500,000	17,500,000
Series 2006:
5% 10/1/16	1,000,000	1,011,315
5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	5,000,000	5,056,955
Series 2007 A:
5% 8/1/16	5,525,000	5,546,313
5% 11/1/16	1,000,000	1,014,861
Series 2009, 5% 3/15/17	1,235,000	1,272,270
Series 2010 A, 5% 5/1/17	2,990,000	3,095,221
Series 2010, 5% 2/15/17	5,240,000	5,382,086
Series 2011, 5% 11/15/16	7,120,000	7,238,922
Series 2013, 5% 4/1/17	1,000,000	1,032,417
Series 2015, 5% 8/15/16	2,270,000	2,282,955
Series 2016, 5% 2/1/17	5,900,000	6,048,232
5% 8/15/16	8,225,000	8,271,568
5% 10/15/16	8,650,000	8,765,286
5% 6/1/17	6,000,000	6,234,949
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2015 A, 4% 10/1/16	3,085,000	3,112,116
Series 2015, 3% 8/15/16	4,525,000	4,539,639
Philadelphia Arpt. Rev. Series B3, 0.6% 8/10/16, LOC Wells Fargo Bank NA, CP (a)	6,300,000	6,300,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2015, 2% 8/2/16	5,700,000	5,707,494
Bonds:
Series 2007 B, 0.54% tender 9/1/16, CP mode	5,900,000	5,900,000
Series 2014 B2, 0.5% tender 8/16/16, CP mode	5,000,000	5,000,000
		138,751,115
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9% tender 7/26/16, CP mode (a)	500,000	500,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. Pwr. Co. Proj.) 0.85% tender 7/26/16, CP mode	100,000	100,000
		600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	300,000	300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $144,651,115)		144,651,115
	Shares	Value

Investment Company - 5.4%
Fidelity Municipal Cash Central Fund, 0.44% (g)(h)
(Cost $30,545,801)	30,545,800	30,545,801
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $562,521,916)		562,521,916
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,592,680
NET ASSETS - 100%		$564,114,596

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,400,000 or 4.0% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.9% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.59%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$5,900,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.61%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	5/30/13 - 11/12/15	$10,000,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.57%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	3/31/16	$6,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$47,431
Total	$47,431

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $531,976,116)	$531,976,116
Fidelity Central Funds (cost $30,545,800)	30,545,800
Total Investments (cost $562,521,916)		$562,521,916
Receivable for investments sold
Regular delivery		5,117,189
Delayed delivery		300,000
Receivable for fund shares sold		3,165,275
Interest receivable		2,128,827
Distributions receivable from Fidelity Central Funds		13,136
Other receivables		1,302
Total assets		573,247,645
Liabilities
Payable to custodian bank	$4,965,416
Payable for investments purchased	100,049
Payable for fund shares redeemed	3,860,361
Distributions payable	287
Accrued management fee	206,708
Other affiliated payables	228
Total liabilities		9,133,049
Net Assets		$564,114,596
Net Assets consist of:
Paid in capital		$564,109,425
Undistributed net investment income		14
Accumulated undistributed net realized gain (loss) on investments		5,157
Net Assets, for 563,870,972 shares outstanding		$564,114,596
Net Asset Value, offering price and redemption price per share ($564,114,596 ÷ 563,870,972 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$777,791
Income from Fidelity Central Funds		47,431
Total income		825,222
Expenses
Management fee	$1,608,993
Independent trustees' fees and expenses	1,522
Total expenses before reductions	1,610,515
Expense reductions	(817,411)	793,104
Net investment income (loss)		32,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,902
Total net realized gain (loss)		1,902
Net increase in net assets resulting from operations		$34,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,118	$71,521
Net realized gain (loss)	1,902	49,955
Net increase in net assets resulting from operations	34,020	121,476
Distributions to shareholders from net investment income	(32,104)	(71,539)
Distributions to shareholders from net realized gain	–	(27,761)
Total distributions	(32,104)	(99,300)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	495,028,239	1,599,662,197
Reinvestment of distributions	29,670	93,316
Cost of shares redeemed	(662,645,743)	(1,628,544,631)
Net increase (decrease) in net assets and shares resulting from share transactions	(167,587,834)	(28,789,118)
Total increase (decrease) in net assets	(167,585,918)	(28,766,942)
Net Assets
Beginning of period	731,700,514	760,467,456
End of period	$564,114,596	$731,700,514
Other Information
Undistributed net investment income end of period	$14	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–A	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25%F	.06%	.07%	.11%	.18%	.22%
Expenses net of all reductions	.25%F	.06%	.07%	.11%	.18%	.22%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$564,115	$731,701	$760,467	$789,696	$788,486	$686,162

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund and (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Pennsylvania Municipal Income Fund	$438,729,099	$38,513,441	$(11,075)	$38,502,366
Fidelity Pennsylvania Municipal Money Market Fund	$562,521,916	$–	$–	$–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $48,312,086 and $21,415,573, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser)and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$423

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $814,729.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,904

In addition, through an arrangement with the Money Market Fund's custodian, $2,682 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$950

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,043.20	$2.49
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.25%
Actual		$1,000.00	$1,000.05	$1.24
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® Pennsylvania Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	990,112,248.51	94.973
Withheld	52,412,467.62	5.027
TOTAL	1,042,524,716.13	100.000
John Engler
Affirmative	979,840,026.26	93.988
Withheld	62,684,689.87	6.012
TOTAL	1,042,524,716.13	100.000
Albert R. Gamper, Jr.
Affirmative	988,200,285.84	94.790
Withheld	54,324,430.29	5.210
TOTAL	1,042,524,716.13	100.000
Robert F. Gartland
Affirmative	990,287,516.81	94.990
Withheld	52,237,199.32	5.010
TOTAL	1,042,524,716.13	100.000
Abigail P. Johnson
Affirmative	986,818,518.63	94.657
Withheld	55,706,197.50	5.343
TOTAL	1,042,524,716.13	100.000
Arthur E. Johnson
Affirmative	988,490,870.48	94.818
Withheld	54,033,845.65	5.182
TOTAL	1,042,524,716.13	100.000
Michael E. Kenneally
Affirmative	990,615,595.60	95.021
Withheld	51,909,120.53	4.979
TOTAL	1,042,524,716.13	100.000
James H. Keyes
Affirmative	989,121,754.10	94.878
Withheld	53,402,962.03	5.122
TOTAL	1,042,524,716.13	100.000
Marie L. Knowles
Affirmative	987,633,370.10	94.735
Withheld	54,891,346.03	5.265
TOTAL	1,042,524,716.13	100.000
Geoffrey A. von Kuhn
Affirmative	987,164,185.38	94.690
Withheld	55,360,530.75	5.310
TOTAL	1,042,524,716.13	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PFR-SANN-0816
1.705577.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016